10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Details Narrative) - BRL (R$) R$ in Thousands				1 Months Ended	12 Months Ended
	Nov. 29, 2019	Nov. 13, 2019	Nov. 30, 2015	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Net loss					R$ 4,292,618	R$ 2,244,511	R$ 5,200,583
Property, plant and equipment, net of depreciation					19,716,223	19,700,944	R$ 18,046,864
Fair value of investment properties					R$ 1,863,563	1,781,019
Class B preferred shares [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Total number of shares transfer				1,677,816
Number of shares transfer to CSN				501,789
Common shares [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of stake					15.19%
Preferred shares [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of stake					20.29%
COMPANHIA BRASILEIRA DE INFRASTRUCTURE SERVICES [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of interest	50.00%
Acquisition shares amount	R$ 24,000
Goodwill	R$ 15,225
Transnordestina logistica s.a [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of interest					47.26%
Percentage of voting capital					92.60%
Equimac S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of stake					50.00%
PANATLANTICA SA [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of interest					11.31%
Arvedi Metalfer do Brasil S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of stake					20.00%
FTL - FERROVIA TRANSNORDESTINA LOGISTICA SA ("FTL") [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Subscribed shares amount		R$ 27,670
Net loss		R$ 293
FTL - FERROVIA TRANSNORDESTINA LOGISTICA SA ("FTL") [member] | Bottom of range [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of interest		91.69%
FTL - FERROVIA TRANSNORDESTINA LOGISTICA SA ("FTL") [member] | Top of range [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of interest		92.38%
MRS. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of stake			18.63%
CSN Mineracao SA [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of interest			87.52%
CKTR Brasil Servicos Ltda [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of stake					50.00%
ENGIE Brasil Energia S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of interest					48.75%
MRS Logistica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Concession term					30 years
Description of holding in other entity					The Company directly holds an 18.64% interest in the capital of MRS and indirectly, through its subsidiary CSN Mineracao SA, a 16.30% interest in the capital of MRS, totaling a 34.94% interest.
CONSORCIO DA USINA HIDRELETRICA DE IGARAPAVA [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Percentage of interest					17.92%
Property, plant and equipment, net of depreciation					R$ 21,287	22,441
Expense					R$ 6,611	R$ 6,497